Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000063038
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway Global Value Fund, Institutional Class
C000096979
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway Global Value Fund, Investor Class
Without Sales Load [Member] | C000063038
Average Annual Return [Line Items]
Average Annual Return, Percent		23.22%	20.15%	10.95%
Without Sales Load [Member] | C000096979
Average Annual Return [Line Items]
Average Annual Return, Percent		22.92%	19.86%	10.71%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		17.27%	13.54%	11.91%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		17.27%	13.54%	11.91%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).